Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Income (loss) from continuing operations		R$ 3,691,904	R$ (1,868,852)	R$ (3,090,678)
Adjustments for:
Depreciation and amortization		2,006,113	1,834,232	1,777,703
Depreciation and depletion of biological assets		1,518,391	1,390,550	1,214,002
Result on disposal of property, plant and equipments, investment and intangible		(163,983)	(63,229)	3,985
Provision for tax, civil and labor risks		1,349,026	271,063	341,038
Income from investments under the equity method		13,675	3,264	(1,076)
Financial results, net		1,790,513	2,820,850	2,668,755
Deferred income tax		8,180	(244,172)	208,060
Other		808,446	(159,748)	561,060
Cash flow provided by operating activities before working capital		11,022,265	3,983,958	3,682,849
Changes in assets and liabilities:
Trade accounts and notes receivables		(14,552)	(606,550)	(144,597)
Inventories		545,882	1,961,810	712,913
Biological assets - current		(134,427)	385,027	(296,934)
Trade accounts payable		(1,155,516)	(3,295,127)	(1,366,667)
Cash generated by operating activities		10,263,652	2,429,118	2,587,564
Redemptions (investments) in securities at FVTPL	[1]	272,942	18,768	4,093
Interest received		923,798	455,827	281,989
Dividends and interest on shareholders' equity received			(851)
Payment of tax, civil and labor provisions		(260,967)	(397,872)	(292,385)
Derivative financial instruments		(154,476)	(237,773)	(1,191,475)
Other operating assets and liabilities		(268,207)	1,672,180	486,598
Net cash provided by operating activities		10,776,742	3,939,397	1,876,384
CASH FLOWS FROM INVESTING ACTIVITIES
Redemption (additions) on investments in securities at amortized cost		36,425	(60,711)	1,111
Investments in securities at FVTOCI	[2]	(886,751)
Redemption of restricted cash		(258,484)	12,851	(2,074)
Additions to property, plant and equipment		(809,765)	(791,817)	(1,452,733)
Additions to biological assets - non-current		(1,454,225)	(1,457,174)	(1,387,669)
Proceeds from disposals of property, plant, equipments and investment		78,339	167,704	62,545
Additions to intangible		(158,945)	(167,601)	(228,734)
Business combination, net of cash				(158,348)
Capital increase in affiliates		(45,173)	(768)	(92,885)
Capital increase in subsidiaries			183,672
Net cash used in investing activities		(3,498,579)	(2,113,844)	(3,258,787)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debt issuance		2,344,762	3,836,483	3,392,613
Repayment of debt		(3,986,019)	(6,889,936)	(3,984,422)
Payment of interest		(1,676,827)	(1,679,825)	(1,518,301)
Payment of interest derivatives - fair value hedge		(110,041)	(699,345)	(252,662)
Capital increase through issuance of shares			5,313,241	5,275,444
Treasury shares acquisition		(1,288,242)
Dividends and interests on shareholders' equity paid		(1,144,453)
Acquisition of non-controlling interests				(7,288)
Payment of lease liabilities		(866,492)	(742,455)	(649,846)
Net cash provided (used in) financing activities		(6,727,312)	(861,837)	2,255,538
Effect of exchange rate variation on cash and cash equivalents		1,349,849	170,019	(271,026)
Net increase (decrease) in cash and cash equivalents		1,900,700	1,133,735	602,109
Balance at the beginning of the year		9,264,664	8,130,929	7,528,820
Balance at the end of the year		R$ 11,165,364	R$ 9,264,664	R$ 8,130,929

[1]	FVTPL: Fair Value through Profit or Loss.
[2]	FVTOCI: Fair Value through Other Comprehensive Income.